SEGMENT INFORMATION - Operating Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenues	$ 14,427	$ 11,537	$ 8,885
Costs attributed to revenues	(8,352)	(6,211)	(4,843)
General and administrative costs	(433)	(406)	(312)
Other (expense) income	(238)	(210)	(87)
Interest expense	(1,855)	(1,468)	(1,179)
Depreciation and amortization	(2,158)	(2,036)	(1,705)
Deferred taxes	(86)	(240)	(54)
Mark-to-market on hedging items and other	58	1,665	68
Share of earnings from associates	12	88	131
Net income attributable to non-controlling interest	(968)	(1,626)	(510)
Net income (loss) attributable to partnership	407	1,093	394
Utilities
Disclosure of operating segments [line items]
Revenues	5,238	4,622	4,083
Transport
Disclosure of operating segments [line items]
Revenues	3,533	3,497	3,449
Midstream
Disclosure of operating segments [line items]
Revenues	3,957	1,829	643
Data
Disclosure of operating segments [line items]
Revenues	1,699	1,589	710
Operating segments
Disclosure of operating segments [line items]
Revenues	6,571	5,281	4,098
Costs attributed to revenues	(3,106)	(2,424)	(1,793)
General and administrative costs	(433)	(406)	(312)
Other (expense) income	46	37	84
Interest expense	(991)	(755)	(623)
FFO	2,087	1,733	1,454
Depreciation and amortization	(1,282)	(1,144)	(1,034)
Deferred taxes	(113)	(168)	3
Mark-to-market on hedging items and other	(285)	672	(29)
Share of earnings from associates	0	0	0
Net income attributable to non-controlling interest	0	0	0
Net income (loss) attributable to partnership	407	1,093	394
Operating segments | Utilities
Disclosure of operating segments [line items]
Revenues	1,872	1,623	1,434
Costs attributed to revenues	(771)	(681)	(580)
General and administrative costs	0	0	0
Other (expense) income	(86)	(64)	(43)
Interest expense	(276)	(173)	(152)
FFO	739	705	659
Operating segments | Transport
Disclosure of operating segments [line items]
Revenues	2,431	2,062	1,573
Costs attributed to revenues	(1,349)	(1,094)	(767)
General and administrative costs	0	0	0
Other (expense) income	(6)	(8)	(2)
Interest expense	(282)	(259)	(214)
FFO	794	701	590
Operating segments | Midstream
Disclosure of operating segments [line items]
Revenues	1,661	990	572
Costs attributed to revenues	(724)	(378)	(193)
General and administrative costs	0	0	0
Other (expense) income	(3)	(4)	3
Interest expense	(191)	(116)	(93)
FFO	743	492	289
Operating segments | Data
Disclosure of operating segments [line items]
Revenues	607	606	519
Costs attributed to revenues	(262)	(271)	(253)
General and administrative costs	0	0	0
Other (expense) income	7	7	(1)
Interest expense	(113)	(104)	(69)
FFO	239	238	196
Operating segments | Corporate
Disclosure of operating segments [line items]
Revenues	0	0	0
Costs attributed to revenues	0	0	0
General and administrative costs	(433)	(406)	(312)
Other (expense) income	134	106	127
Interest expense	(129)	(103)	(95)
FFO	(428)	(403)	(280)
Contribution from investments in associates
Disclosure of operating segments [line items]
Revenues	(2,470)	(1,976)	(1,379)
Costs attributed to revenues	1,241	964	600
General and administrative costs	0	0	0
Other (expense) income	29	9	17
Interest expense	314	258	177
Depreciation and amortization	507	480	471
Deferred taxes	(15)	(10)	(65)
Mark-to-market on hedging items and other	382	187	48
Share of earnings from associates	12	88	131
Net income attributable to non-controlling interest	0	0	0
Net income (loss) attributable to partnership	0	0	0
Attributable to non- controlling interest
Disclosure of operating segments [line items]
Revenues	10,326	8,232	6,166
Costs attributed to revenues	(6,487)	(4,751)	(3,650)
General and administrative costs	0	0	0
Other (expense) income	(313)	(256)	(188)
Interest expense	(1,178)	(971)	(733)
Depreciation and amortization	(1,383)	(1,372)	(1,142)
Deferred taxes	42	(62)	8
Mark-to-market on hedging items and other	(39)	806	49
Share of earnings from associates	0	0	0
Net income attributable to non-controlling interest	(968)	(1,626)	(510)
Net income (loss) attributable to partnership	$ 0	$ 0	$ 0